Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended					12 Months Ended
	Jun. 06, 2017	Feb. 28, 2019	Jan. 31, 2019	Sep. 04, 2018	Feb. 28, 2018	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 06, 2019	Mar. 31, 2019
Subsequent Event [Line Items]
Ordinary shares, par value								$ 0.01	$ 0.01
Common Stock, Shares, Issued								91,315,465	44,544,036
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	10,806,665		15,000,000	4,700,000				1,500,000
Zhu Jun [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			7,500,000						5,000,000
Qin Jie [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			4,500,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			15,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited			7,500,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross			4,500,000
Jupiter Explorer Limited.
Subsequent Event [Line Items]
Unpaid ordinary shares transferred to third parties					12,500,000
Splendid Days.
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			11,700,000
Subsequent Event
Subsequent Event [Line Items]
Common Stock, Shares Authorized										5,000,000,000
Subsequent Event | Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized										4,300,000,000
Subsequent Event | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized										600,000,000
Subsequent Event | Common Class B [Member] | Amended and Restated Memorandum and Articles of Association [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized										100,000,000
Subsequent Event | Faraday Future Inc [Member]
Subsequent Event [Line Items]
Capital contributions											$ 600.0
Initial deposits											$ 5.0
Subsequent Event | Jupiter Explorer Limited.
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Employee Stock Ownership Plan							12,500,000
Incsight Limited [Member]
Subsequent Event [Line Items]
Ordinary shares, par value						$ 0.01
Stock Issued During Period, Shares, Employee Stock Ownership Plan		12,500,000
Common Stock, Shares, Issued						12,500,000
Shares Issued, Price Per Share						$ 1.20
Proceeds from Issuance of Common Stock						$ 15.0